As filed with the Securities and Exchange Commission on December 7, 2000 Registration Nos.
811-08946
333-60833

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 8                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 31                                                       [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code: (949) 219-3743

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

           Diane N. Ledger                           Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert, Price & Rhoads
           P. O. Box 9000                            1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering____________________________________

It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on January 2, 2001 pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                   PROSPECTUS

(Included in Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant's Form 497, File No. 333-60833, Accession No. 0001017062-00-002109, filed on October 2, 2000, and incorporated by reference herein.)

        Supplement Dated January 2, 2001 to Prospectus Dated May 1, 2000
                 for Pacific Value, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new Variable    The following new Variable Investment Options are added
Investment Options     to the list on page 1 of the Prospectus.
are available
                       .Blue Chip                .Strategic Value
                       .Aggressive Growth        .Focused 30
                       .Financial Services       .Capital Opportunities
                       .Health Sciences          .Mid-Cap Growth
                       .Technology               .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income Variable Account terminated on
Investment Option      September 22, 2000.
is no longer
available              All references to the Bond and Income Investment
                       Option, Portfolio, Subaccount or Variable Account in the Prospectus are removed.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to, instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                      ---------------------------------------------------------
The new eleven         The new eleven Variable Accounts invest in their
Variable Accounts      corresponding Portfolios of the Fund. References to the
are added as           22 Variable Investment Options throughout the
Variable Investment    Prospectus are changed to refer to 31 Variable
Options                Investment Options or Subaccounts.

                      ---------------------------------------------------------
The International      Lazard Asset Management is the portfolio manager of the
Value Portfolio has    International Value Portfolio.
a new portfolio
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

                      ---------------------------------------------------------
AN OVERVIEW OF         The following replaces the Other Expenses section on
PACIFIC VALUE- Fees    page 7 of the Prospectus:
and Expenses Paid
by the Pacific         Other expenses
Select Fund: Other
Expenses is            The table also shows the advisory fee and Fund expenses
replaced               as an annual percentage of each Portfolio's average
                       daily net assets for the year 2000, adjusted to reflect reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for Portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                   ---------------------------------------------------------------------------
                                                                      Less
                                          Advisory Other    Total     adviser's     Total net
                   Portfolio              fee      expenses expenses+ reimbursement expenses
                   ---------------------------------------------------------------------------
                                              As an annual % of average daily net assets
                   Blue Chip/1/           0.95     0.06     1.01       --           1.01
                   Aggressive Growth/1/   1.00     0.06     1.06       --           1.06
                   Aggressive Equity      0.80     0.04     0.84       --           0.84
                   Emerging Markets/2/    1.10     0.20     1.30       --           1.30
                   Diversified Research   0.90     0.09     0.99       --           0.99
                   Small-Cap Equity/2/    0.65     0.05     0.70       --           0.70
                   International
                    Large-Cap/2/          1.05     0.14     1.19       --           1.19
                   Equity                 0.65     0.04     0.69       --           0.69
                   I-Net Tollkeeper/2/    1.50     0.13     1.63      (0.02)        1.61
                   Financial Services/1/  1.10     0.15     1.25      (0.05)        1.20
                   Health Sciences/1/     1.10     0.11     1.21      (0.01)        1.20
                   Technology/1/          1.10     0.08     1.18       --           1.18
                   Telecommunications/1/  1.10     0.08     1.18       --           1.18
                   Multi-Strategy         0.65     0.04     0.69       --           0.69
                   Equity Income          0.65     0.04     0.69       --           0.69
                   Strategic Value        0.95     0.54     1.49      (0.44)        1.05
                   Growth LT              0.75     0.04     0.79       --           0.79
                   Focused 30             0.95     0.44     1.39      (0.34)        1.05
                   Mid-Cap Value          0.85     0.04     0.89       --           0.89
                   International Value    0.85     0.11     0.96       --           0.96
                   Capital
                    Opportunities/1/      0.80     0.06     0.86       --           0.86
                   Mid-Cap Growth/1/      0.90     0.06     0.96       --           0.96
                   Global Growth/1/       1.10     0.19     1.29       --           1.29
                   Equity Index/2/        0.25     0.04     0.29       --           0.29
                   Small-Cap Index/2/     0.50     0.13     0.63      (0.02)        0.61
                   REIT                   1.10     0.05     1.15       --           1.15
                   Government
                    Securities/2/         0.60     0.05     0.65       --           0.65
                   Managed Bond/2/        0.60     0.05     0.65       --           0.65
                   Money Market/2/        0.34     0.04     0.38       --           0.38
                   High Yield Bond/2/     0.60     0.04     0.64       --           0.64
                   Large-Cap Value        0.85     0.05     0.90       --           0.90
                   ---------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits were: 1.29% for Emerging Markets Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.18% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.28% for Equity Index Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, 0.37% for Money Market Portfolio, and 0.63% for High Yield Bond Portfolio.
                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $850,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0067% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------

AN OVERVIEW OF         The Examples on page 8 of the Prospectus is replaced
PACIFIC VALUE-         with the following:
Examples is
replaced
                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume an annual return of 5%.

                       without any Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider
                       (PDBR) and the Guaranteed Income Advantage Rider (GIA).

                       with SDBR reflects the expenses you would pay if you bought the Stepped-Up Death Benefit Rider, but not the GIA Rider or PDBR.

                       with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider, but not the GIA Rider or SDBR.

                       with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the optional SDBR or PDBR.

                       with SDBR and GIA Rider reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       with PDBR and GIA Rider reflects the expenses you would pay if you bought the Premier Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ------------------------------------------------------------------------------------------------
                                                                                            Expenses if you did
                                                                                            not annuitize or
                                            Expenses if you         Expenses if you         surrender, but left
                                            annuitized              surrendered             the money in your
                                            your Contract ($)       your Contract ($)       Contract ($)
                   ------------------------------------------------------------------------------------------------
                   Variable Account           1 yr  3 yr 5 yr 10 yr   1 yr  3 yr 5 yr 10 yr   1 yr  3 yr 5 yr 10 yr
                   ------------------------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider            87    75  128   274   87     138  173   274   24      75  128   274
                   with SDBR                    89    81  138   294   89     144  183   294   26      81  138   294
                   with PDBR                    91    86  146   308   91     149  191   308   28      86  146   308
                   with GIA Rider               90    84  144   304   90     147  189   304   27      84  144   304
                   with SDBR and GIA Rider      92    90  153   323   92     153  198   323   29      90  153   323
                   with PDBR and GIA Rider      94    95  161   337   94     158  206   337   31      95  161   337
                   ------------------------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider            88    77  131   279   88     140  176   279   25      77  131   279
                   with SDBR                    90    83  141   299   90     146  186   299   27      83  141   299
                   with PDBR                    91    87  148   313   91     150  193   313   28      87  148   313
                   with GIA Rider               91    86  146   309   91     149  191   309   28      86  146   309
                   with SDBR and GIA Rider      93    92  156   328   93     155  201   328   30      92  156   328
                   with PDBR and GIA Rider      94    96  163   342   94     159  208   342   31      96  163   342
                   ------------------------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider            86    70  120   257   86     133  165   257   23      70  120   257
                   with SDBR                    88    76  130   277   88     139  175   277   25      76  130   277
                   with PDBR                    89    80  137   292   89     143  182   292   26      80  137   292
                   with GIA Rider               89    79  135   287   89     142  180   287   26      79  135   287
                   with SDBR and GIA Rider      91    85  145   307   91     148  190   307   28      85  145   307
                   with PDBR and GIA Rider      92    90  152   321   92     153  197   321   29      90  152   321
                   ------------------------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider            90    83  142   302   90     146  187   302   27      83  142   302
                   with SDBR                    92    89  152   321   92     152  197   321   29      89  152   321
                   with PDBR                    94    94  159   335   94     157  204   335   31      94  159   335
                   with GIA Rider               93    92  157   331   93     155  202   331   30      92  157   331
                   with SDBR and GIA Rider      95    98  167   349   95     161  212   349   32      98  167   349
                   with PDBR and GIA Rider      97   103  174   363   97     166  219   363   34     103  174   363
                   ------------------------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------------
                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider          87   74  127   272   87  137  172   272   24   74  127   272
                   with SDBR                  89   80  137   292   89  143  182   292   26   80  137   292
                   with PDBR                  91   85  145   306   91  148  190   306   28   85  145   306
                   with GIA Rider             90   84  143   302   90  147  188   302   27   84  143   302
                   with SDBR and GIA Rider    92   90  152   321   92  153  197   321   29   90  152   321
                   with PDBR and GIA Rider    94   94  160   335   94  157  205   335   31   94  160   335
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider          84   65  112   242   84  128  157   242   21   65  112   242
                   with SDBR                  86   71  122   262   86  134  167   262   23   71  122   262
                   with PDBR                  88   76  130   277   88  139  175   277   25   76  130   277
                   with GIA Rider             87   75  128   272   87  138  173   272   24   75  128   272
                   with SDBR and GIA Rider    89   81  138   292   89  144  183   292   26   81  138   292
                   with PDBR and GIA Rider    91   85  145   307   91  148  190   307   28   85  145   307
                   ---------------------------------------------------------------------------------------
                   International Large Cap
                   without any Rider          89   80  137   291   89  143  182   291   26   80  137   291
                   with SDBR                  91   86  147   310   91  149  192   310   28   86  147   310
                   with PDBR                  93   91  154   325   93  154  199   325   30   91  154   325
                   with GIA Rider             92   89  152   320   92  152  197   320   29   89  152   320
                   with SDBR and GIA Rider    94   95  162   339   94  158  207   339   31   95  162   339
                   with PDBR and GIA Rider    96  100  169   353   96  163  214   353   33  100  169   353
                   ---------------------------------------------------------------------------------------
                   Equity
                   without any Rider          84   65  112   242   84  128  157   242   21   65  112   242
                   with SDBR                  86   71  122   262   86  134  167   262   23   71  122   262
                   with PDBR                  88   76  130   277   88  139  175   277   25   76  130   277
                   with GIA Rider             87   75  128   272   87  138  173   272   24   75  128   272
                   with SDBR and GIA Rider    89   81  138   292   89  144  183   292   26   81  138   292
                   with PDBR and GIA Rider    91   85  145   307   91  148  190   307   28   85  145   307
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider          93   93  157   331   93  156  202   331   30   93  157   331
                   with SDBR                  95   99  167   350   95  162  212   350   32   99  167   350
                   with PDBR                  97  103  174   363   97  166  219   363   34  103  174   363
                   with GIA Rider             96  102  172   359   96  165  217   359   33  102  172   359
                   with SDBR and GIA Rider    98  107  182   377   98  170  227   377   35  107  182   377
                   with PDBR and GIA Rider   100  112  189   390  100  175  234   390   37  112  189   390
                   ---------------------------------------------------------------------------------------
                   Financial Services
                   without any Rider          89   81  138   293   89  144  183   293   26   81  138   293
                   with SDBR                  91   87  148   312   91  150  193   312   28   87  148   312
                   with PDBR                  93   91  155   326   93  154  200   326   30   91  155   326
                   with GIA Rider             92   90  153   322   92  153  198   322   29   90  153   322
                   with SDBR and GIA Rider    94   96  163   341   94  159  208   341   31   96  163   341
                   with PDBR and GIA Rider    96  100  170   355   96  163  215   355   33  100  170   355
                   ---------------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider          89   81  138   293   89  144  183   293   26   81  138   293
                   with SDBR                  91   87  148   312   91  150  193   312   28   87  148   312
                   with PDBR                  93   91  155   326   93  154  200   326   30   91  155   326
                   with GIA Rider             92   90  153   322   92  153  198   322   29   90  153   322
                   with SDBR and GIA Rider    94   96  163   341   94  159  208   341   31   96  163   341
                   with PDBR and GIA Rider    96  100  170   355   96  163  215   355   33  100  170   355
                   ---------------------------------------------------------------------------------------
                   Technology
                   without any Rider          89   80  137   291   89  143  182   291   26   80  137   291
                   with SDBR                  91   86  147   310   91  149  192   310   28   86  147   310
                   with PDBR                  93   91  154   325   93  154  199   325   30   91  154   325
                   with GIA Rider             92   89  152   320   92  152  197   320   29   89  152   320
                   with SDBR and GIA Rider    94   95  162   339   94  158  207   339   31   95  162   339
                   with PDBR and GIA Rider    96  100  169   353   96  163  214   353   33  100  169   353
                   ---------------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider          89   80  137   291   89  143  182   291   26   80  137   291
                   with SDBR                  91   86  147   310   91  149  192   310   28   86  147   310
                   with PDBR                  93   91  154   325   93  154  199   325   30   91  154   325
                   with GIA Rider             92   89  152   320   92  152  197   320   29   89  152   320
                   with SDBR and GIA Rider    94   95  162   339   94  158  207   339   31   95  162   339
                   with PDBR and GIA Rider    96  100  169   353   96  163  214   353   33  100  169   353
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider          84   65  112   242   84  128  157   242   21   65  112   242
                   with SDBR                  86   71  122   262   86  134  167   262   23   71  122   262
                   with PDBR                  88   76  130   277   88  139  175   277   25   76  130   277
                   with GIA Rider             87   75  128   272   87  138  173   272   24   75  128   272
                   with SDBR and GIA Rider    89   81  138   292   89  144  183   292   26   81  138   292
                   with PDBR and GIA Rider    91   85  145   307   91  148  190   307   28   85  145   307
                   ---------------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------------
                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Equity Income
                   without any Rider          84   65  112   242   84  128  157   242   21   65  112   242
                   with SDBR                  86   71  122   262   86  134  167   262   23   71  122   262
                   with PDBR                  88   76  130   277   88  139  175   277   25   76  130   277
                   with GIA Rider             87   75  128   272   87  138  173   272   24   75  128   272
                   with SDBR and GIA Rider    89   81  138   292   89  144  183   292   26   81  138   292
                   with PDBR and GIA Rider    91   85  145   307   91  148  190   307   28   85  145   307
                   ---------------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider          88   76  130   278   88  139  175   278   25   76  130   278
                   with SDBR                  90   82  140   298   90  145  185   298   27   82  140   298
                   with PDBR                  91   87  148   312   91  150  193   312   28   87  148   312
                   with GIA Rider             91   85  145   308   91  148  190   308   28   85  145   308
                   with SDBR and GIA Rider    93   91  155   327   93  154  200   327   30   91  155   327
                   with PDBR and GIA Rider    94   96  163   341   94  159  208   341   31   96  163   341
                   ---------------------------------------------------------------------------------------
                   Growth LT
                   without any Rider          85   68  117   252   85  131  162   252   22   68  117   252
                   with SDBR                  87   74  127   272   87  137  172   272   24   74  127   272
                   with PDBR                  89   79  135   287   89  142  180   287   26   79  135   287
                   with GIA Rider             88   78  133   282   88  141  178   282   25   78  133   282
                   with SDBR and GIA Rider    90   84  143   302   90  147  188   302   27   84  143   302
                   with PDBR and GIA Rider    92   88  150   316   92  151  195   316   29   88  150   316
                   ---------------------------------------------------------------------------------------
                   Focused 30
                   without any Rider          88   76  130   278   88  139  175   278   25   76  130   278
                   with SDBR                  90   82  140   298   90  145  185   298   27   82  140   298
                   with PDBR                  91   87  148   312   91  150  193   312   28   87  148   312
                   with GIA Rider             91   85  145   308   91  148  190   308   28   85  145   308
                   with SDBR and GIA Rider    93   91  155   327   93  154  200   327   30   91  155   327
                   with PDBR and GIA Rider    94   96  163   341   94  159  208   341   31   96  163   341
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider          86   71  122   262   86  134  167   262   23   71  122   262
                   with SDBR                  88   77  132   282   88  140  177   282   25   77  132   282
                   with PDBR                  90   82  140   297   90  145  185   297   27   82  140   297
                   with GIA Rider             89   81  138   292   89  144  183   292   26   81  138   292
                   with SDBR and GIA Rider    91   87  147   312   91  150  192   312   28   87  147   312
                   with PDBR and GIA Rider    93   91  155   326   93  154  200   326   30   91  155   326
                   ---------------------------------------------------------------------------------------
                   International Value
                   without any Rider          87   74  126   269   87  137  171   269   24   74  126   269
                   with SDBR                  89   80  136   289   89  143  181   289   26   80  136   289
                   with PDBR                  90   84  143   304   90  147  188   304   27   84  143   304
                   with GIA Rider             90   83  141   299   90  146  186   299   27   83  141   299
                   with SDBR and GIA Rider    92   89  151   318   92  152  196   318   29   89  151   318
                   with PDBR and GIA Rider    93   93  158   333   93  156  203   333   30   93  158   333
                       -----------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider          86   71  121   259   86  134  166   259   23   71  121   259
                   with SDBR                  88   77  131   279   88  140  176   279   25   77  131   279
                   with PDBR                  89   81  138   294   89  144  183   294   26   81  138   294
                   with GIA Rider             89   80  136   289   89  143  181   289   26   80  136   289
                   with SDBR and GIA Rider    91   86  146   309   91  149  191   309   28   86  146   309
                   with PDBR and GIA Rider    92   90  153   323   92  153  198   323   29   90  153   323
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider          87   74  126   269   87  137  171   269   24   74  126   269
                   with SDBR                  89   80  136   289   89  143  181   289   26   80  136   289
                   with PDBR                  90   84  143   304   90  147  188   304   27   84  143   304
                   with GIA Rider             90   83  141   299   90  146  186   299   27   83  141   299
                   with SDBR and GIA Rider    92   89  151   318   92  152  196   318   29   89  151   318
                   with PDBR and GIA Rider    93   93  158   333   93  156  203   333   30   93  158   333
                   ---------------------------------------------------------------------------------------
                   Global Growth
                   without any Rider          90   83  142   302   90  146  187   302   27   83  142   302
                   with SDBR                  92   89  152   321   92  152  197   321   29   89  152   321
                   with PDBR                  94   94  159   335   94  157  204   335   31   94  159   335
                   with GIA Rider             93   92  157   331   93  155  202   331   30   92  157   331
                   with SDBR and GIA Rider    95   98  167   349   95  161  212   349   32   98  167   349
                   with PDBR and GIA Rider    97  103  174   363   97  166  219   363   34  103  174   363
                   ---------------------------------------------------------------------------------------
                   Equity Index
                   without any Rider          80   53   91   198   80  116  136   198   17   53   91   198
                   with SDBR                  82   59  102   220   82  122  147   220   19   59  102   220
                   with PDBR                  84   64  109   235   84  127  154   235   21   64  109   235
                   with GIA Rider             83   62  107   231   83  125  152   231   20   62  107   231
                   with SDBR and GIA Rider    85   68  117   251   85  131  162   251   22   68  117   251
                   with PDBR and GIA Rider    87   73  125   266   87  136  170   266   24   73  125   266
                   ---------------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------------
                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider          83   63  108   232   83  126  153   232   20   63  108   232
                   with SDBR                  85   69  118   253   85  132  163   253   22   69  118   253
                   with PDBR                  87   73  125   268   87  136  170   268   24   73  125   268
                   with GIA Rider             86   72  123   263   86  135  168   263   23   72  123   263
                   with SDBR and GIA Rider    88   78  133   283   88  141  178   283   25   78  133   283
                   with PDBR and GIA Rider    90   82  141   298   90  145  186   298   27   82  141   298
                   ---------------------------------------------------------------------------------------
                   REIT
                   without any Rider          89   79  135   288   89  142  180   288   26   79  135   288
                   with SDBR                  91   85  145   307   91  148  190   307   28   85  145   307
                   with PDBR                  92   90  153   322   92  153  198   322   29   90  153   322
                   with GIA Rider             92   88  150   317   92  151  195   317   29   88  150   317
                   with SDBR and GIA Rider    94   94  160   336   94  157  205   336   31   94  160   336
                   with PDBR and GIA Rider    95   99  167   350   95  162  212   350   32   99  167   350
                   ---------------------------------------------------------------------------------------
                   Government Securities
                   without any Rider          83   63  109   234   83  126  154   234   20   63  109   234
                   with SDBR                  85   69  119   255   85  132  164   255   22   69  119   255
                   with PDBR                  87   74  126   270   87  137  171   270   24   74  126   270
                   with GIA Rider             87   72  124   265   87  135  169   265   24   72  124   265
                   with SDBR and GIA Rider    89   79  134   285   89  142  179   285   26   79  134   285
                   with PDBR and GIA Rider    90   83  142   300   90  146  187   300   27   83  142   300
                   ---------------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider          84   64  110   236   84  127  155   236   21   64  110   236
                   with SDBR                  86   70  120   257   86  133  165   257   23   70  120   257
                   with PDBR                  87   74  127   272   87  137  172   272   24   74  127   272
                   with GIA Rider             87   73  125   267   87  136  170   267   24   73  125   267
                   with SDBR and GIA Rider    89   79  135   287   89  142  180   287   26   79  135   287
                   with PDBR and GIA Rider    90   84  143   302   90  147  188   302   27   84  143   302
                   ---------------------------------------------------------------------------------------
                   Money Market
                   without any Rider          81   56   96   208   81  119  141   208   18   56   96   208
                   with SDBR                  83   62  106   229   83  125  151   229   20   62  106   229
                   with PDBR                  84   66  114   245   84  129  159   245   21   66  114   245
                   with GIA Rider             84   65  111   240   84  128  156   240   21   65  111   240
                   with SDBR and GIA Rider    86   71  122   260   86  134  167   260   23   71  122   260
                   with PDBR and GIA Rider    88   75  129   275   88  138  174   275   25   75  129   275
                   ---------------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider          84   64  109   235   84  127  154   235   21   64  109   235
                   with SDBR                  86   70  119   256   86  133  164   256   23   70  119   256
                   with PDBR                  87   74  127   271   87  137  172   271   24   74  127   271
                   with GIA Rider             87   73  125   266   87  136  170   266   24   73  125   266
                   with SDBR and GIA Rider    89   79  135   286   89  142  180   286   26   79  135   286
                   with PDBR and GIA Rider    90   83  142   301   90  146  187   301   27   83  142   301
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider          86   72  123   263   86  135  168   263   23   72  123   263
                   with SDBR                  88   78  133   283   88  141  178   283   25   78  133   283
                   with PDBR                  90   82  140   298   90  145  185   298   27   82  140   298
                   with GIA Rider             89   81  138   293   89  144  183   293   26   81  138   293
                   with SDBR and GIA Rider    91   87  148   313   91  150  193   313   28   87  148   313
                   with PDBR and GIA Rider    93   91  155   327   93  154  200   327   30   91  155   327
                   ---------------------------------------------------------------------------------------

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart on page 11 of the Prospectus YOUR INVESTMENT
OPTIONS:               OPTIONS: Your Variable Investment Options is amended to
Your Variable          add the following:
Investment Options
is amended

                                                      Primary Investments               Portfolio
       Portfolio             Objective            (under normal circumstances)           Manager
-------------------------------------------------------------------------------------------------
  Blue Chip            Long-term growth of    Equity securities of "blue chip"     A I M
                       capital. Current       companies--typically large companies
                       income is of           that are well established in their
                       secondary importance.  respective industries.
-------------------------------------------------------------------------------------------------

  Aggressive Growth    Long-term growth of    Equity securities of small- and      A I M
                       capital.               medium-sized growth companies.

-------------------------------------------------------------------------------------------------

  Financial Services   Long-term growth of    Equity securities in the financial   INVESCO
                       capital.               services sector. Such companies
                                              include banks, insurance companies,
                                              brokerage firms and other finance-
                                              related firms.
-------------------------------------------------------------------------------------------------

  Health Sciences      Long-term growth of    Equity securities in the health      INVESCO
                       capital.               sciences sector. Such as companies
                                              that develop, produce or distribute
                                              products or services related to
                                              health care.
-------------------------------------------------------------------------------------------------

  Technology           Long-term growth of    Equity securities in the technology  INVESCO
                       capital.               sector. Such companies include
                                              biotechnology, communications,
                                              computers, electronics, Internet
                                              telecommunications, networking,
                                              robotics and video.
-------------------------------------------------------------------------------------------------

  Telecommunications   High total return.     Equity securities in the             INVESCO
                                              telecommunications sector. Such as
                                              companies that offer telephone
                                              service, wireless communications,
                                              satellite communications, television
                                              and movie programming, broadcasting
                                              and Internet access.
-------------------------------------------------------------------------------------------------

  Strategic Value      Long-term growth of    Equity securities with the potential Janus Capital
                       capital.               for long-term growth of capital.     Corporation

-------------------------------------------------------------------------------------------------

  Focused 30           Long-term growth of    Equity securities selected for their Janus Capital
                       capital.               growth potential.                    Corporation

-------------------------------------------------------------------------------------------------

  Capital              Long-term growth of    Equity securities with the potential MFS
   Opportunities       capital.               for long-term growth of capital.

-------------------------------------------------------------------------------------------------

  Mid-Cap Growth       Long-term growth of    Equity securities of medium-sized    MFS
                       capital.               companies believed to have above-
                                              average growth potential.

-------------------------------------------------------------------------------------------------

  Global Growth        Capital appreciation.  Equity securities of any size        MFS
                                              located within and outside of the
                                              U.S.
-------------------------------------------------------------------------------------------------

                      ---------------------------------------------------------
ADDITIONAL             The following replacesTelephone Transactions on page 43
INFORMATION:           of the Prospectus:
Telephone
Transactions           Telephone and Electronic Transactions
is changed to          You are automatically entitled to make certain
Telephone and          transactions by telephone or, to the extent available
Electronic             in early 2001, electronically. You may also authorize
Transactions           other people to make certain transaction requests by
                       telephone or to the extent available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before 4:00 p.m. Eastern time on any Business Day will usually be effective on that day, and we will provide you confirmation of each telephone or electronic transaction.

                       We have established procedures reasonably designed to
                       confirm that instructions communicated by telephone or
                       electronically are genuine. These procedures may
                       require any person requesting a telephone or electronic
                       transaction to provide certain personal identification
                       upon our request. We may also record all or part of any
                       telephone conversation with respect to transaction
                       instructions. We reserve the right to deny any
                       transaction request made by telephone or
                       electronically. You are authorizing us to accept and to
                       act upon instructions received by telephone or
                       electronically with respect to your Contract, and you
                       agree that, so long as we comply with our procedures,
                       neither we, any of our affiliates, nor the Fund, or any
                       of their directors, trustees, officers, employees or
                       agents will be liable for any loss, liability, cost or
                       expense (including attorneys' fees) in connection with
                       requests that we believe to be genuine. This policy
                       means that so long as we comply with our procedures,
                       you will bear the risk of loss arising out of the
                       telephone and electronic transaction privileges of your
                       Contract. If a Contract has Joint Owners, each Owner
We expect to make      may individually make transaction requests by
the electronic         telephone.
transaction and
delivery features      Electronic Delivery Authorization
available in early     Subject to availability, you may authorize us to provide
2001. Please ask       prospectuses, statements and other information
your registered        ("documents") electronically by so indicating on the
representative for     application, or by sending us instructions in writing
more information       in a form acceptable to us to receive such documents
                       electronically. You must have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges.
                       Documents will be available on our Internet Web site.
                       You may access and print all documents provided through this service. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. If our e-mail notification is returned to us as "undeliverable," we will contact you to obtain your updated e-mail address. If we are unable to obtain a valid e-mail address for you, we will send a paper copy by regular U.S. mail to your address of record. You may revoke your consent for electronic delivery at any time and we will resume providing you with a paper copy of all required documents; however, in order for us to be properly notified, your revocation must be given to us a reasonable time before electronic delivery has commenced. We will provide you with paper copies at any time upon request. Such request will not constitute revocation of your consent to receive required documents electronically.

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                    (1) Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                           Statements of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Notes to Financial Statements

                    (2) Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ending December 31, 1999, included in Part B include the following for Pacific Life:

                           Independent Auditors' Report
                           Consolidated Statements of Financial Condition Consolidated Statements of Operations
                           Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                           Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

                 2.   Not applicable

                 3.   (a)  Distribution Agreement between Pacific Mutual Life
                           and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network)/1/

                      (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                 4.   (a)  Form of Individual Flexible Premium Deferred
                           Variable Annuity Contract (Form PV9808)/1/

                      (b)  Qualified Pension Plan Rider (Form R90-Pen-V)/1/

                      (c)  403(b) Tax-Sheltered Annuity Rider (Form
                           R-403B-9553)/1/

                      (d)  Section 457 Plan Rider (Form R95-457)/1/

                      (e)  Individual Retirement Annuity Rider (Form No.
                           20-13900)

                      (f) Roth Individual Retirement Annuity Rider (Form R-RIR A 198)/1/

                      (g) Simple Individual Retirement Annuity Rider (Form No. 20-13400)

                      (h)  Stepped-Up Death Benefit Rider (Form R9808.SDB)/1/

                      (i)  Premier Death Benefit Rider (Form R9808.PDB)/1/

                      (j)  Guaranteed Income Advantage Rider
                           (Form 23-111499)/3/

                 5.   (a)  Variable Annuity Application (Form No. 25-12510)

                      (b)  Variable Annuity PAC APP/1/

                      (c)  Application/Confirmation Form/4/

                 6.   (a)  Pacific Life's Articles of Incorporation/1/

                      (b)  By-laws of Pacific Life/1/

                 7.   Not applicable

                 8.   Fund Participation Agreement/4/

                 9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered./1/

                    10.  Consent of Independent Auditors/5/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/5/

                    14.  Not applicable

                    15.  Powers of Attorney/4/

                    16.  Not applicable

Exhibit II-3
------------

/1/ Included in Registrant's Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

/3/ Included in Registrant's Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Stock Life Insurance Company), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation). Pacific Asset Management LLC has an approximate 30% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 28,233 Qualified

          Approximately 21,577 Non-Qualified


Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

               Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

               PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker;
               (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

               Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

               Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement,
               (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 7th day of December, 2000.

                                       SEPARATE ACCOUNT A
                                            (Registrant)
                                       By: PACIFIC LIFE INSURANCE COMPANY

                                       By:  ____________________________________
                                            Thomas C. Sutton*
                                            Chairman and Chief Executive Officer

                                       By: PACIFIC LIFE INSURANCE COMPANY
                                            (Depositor)

                                       By:  ____________________________________
                                            Thomas C. Sutton*
                                            Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

        Signature            Title                                     Date

_________________________    Director, Chairman of the Board      December 7, 2000
Thomas C. Sutton*            and Chief Executive Officer

_________________________    Director and President               December 7, 2000
Glenn S. Schafer*

_________________________    Director, Senior Vice President      December 7, 2000
Khanh T. Tran*               and Chief Financial Officer

_________________________    Director, Senior Vice President      December 7, 2000
David R. Carmichael*         and General Counsel

_________________________    Director, Vice President and         December 7, 2000
Audrey L. Milfs*             Corporate Secretary

_________________________    Vice President and Controller        December 7, 2000
Edward R. Byrd*

_________________________    Vice President and Treasurer         December 7, 2000
Brian D. Klemens*

_________________________    Executive Vice President             December 7, 2000
Gerald W. Robinson*

*By: __________________________                                   December 7, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 3 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, Accession No. 0001017062-00-000578, as Exhibit 15).